Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Detailed Information About Property, Plant and Equipment

	Exploration and Production			Oil Sands Mining and Upgrading	Midstream and Refining	Head Office	Total
	North America	North Sea	Offshore Africa
Cost
At December 31, 2022	$81,075	$8,258	$4,332	$47,732	$474	$536	$142,407
Additions/Acquisitions	2,951	558	187	2,088	10	30	5,824
Transfers from exploration and evaluation assets	38	—	—	25	—	—	63
Derecognitions (1)	(581)	—	—	(470)	—	—	(1,051)
Foreign exchange adjustments and other	—	(210)	(110)	—	—	—	(320)
At December 31, 2023	83,483	8,606	4,409	49,375	484	566	146,923
Additions	3,440	352	205	2,103	11	41	6,152
Acquisition of Chevron's assets	2,585	—	—	6,316	—	—	8,901
Transfers from exploration and evaluation assets	45	—	—	7	—	—	52
Derecognitions (1)	(589)	(18)	—	(456)	—	—	(1,063)
Foreign exchange adjustments and other	—	791	409	—	—	—	1,200
At December 31, 2024	$88,964	$9,731	$5,023	$57,345	$495	$607	$162,165

Accumulated depletion and depreciation
At December 31, 2022	$55,835	$8,106	$3,277	$9,712	$198	$420	$77,548
Expense	3,592	40	177	1,856	15	24	5,704
Derecognitions (1)	(581)	—	—	(470)	—	—	(1,051)
Recoverability charge (2)	—	436	—	—	—	—	436
Foreign exchange adjustments and other	(6)	(200)	(96)	7	—	—	(295)
At December 31, 2023	58,840	8,382	3,358	11,105	213	444	82,342
Expense	3,741	96	192	2,086	16	26	6,157
Derecognitions (1)	(589)	(18)	—	(456)	—	—	(1,063)
Recoverability charge (2)	—	160	—	—	—	—	160
Foreign exchange adjustments and other	18	772	335	30	—	—	1,155
At December 31, 2024	$62,010	$9,392	$3,885	$12,765	$229	$470	$88,751

Net book value
At December 31, 2024	$26,954	$339	$1,138	$44,580	$266	$137	$73,414
At December 31, 2023	$24,643	$224	$1,051	$38,270	$271	$122	$64,581
(1)An asset is derecognized when no future economic benefits are expected to arise from its continued use or disposal.
(2)The Company continues to refine its project scope and cost estimates related to its long-term abandonment activities at the Ninian field in the North Sea. At December 31, 2024, the Company recognized a non-cash charge of $21 million comprised of a recoverability charge recognized in depletion, depreciation and amortization expense of $160 million net of deferred tax recoveries of $139 million (2023 – $113 million comprised of a recoverability charge of $436 million net of deferred tax recoveries of $323 million; 2022 – $651 million comprised of a recoverability charge of $1,620 million net of deferred tax recoveries of $969 million). The Company's estimate of its asset retirement obligation liability, including the Ninian field recoverability charges and associated tax recoveries, is subject to revision in future periods as abandonment efforts progress.
Disclosure of Detailed Information about Asset Acquisition
The following provides a summary of the net assets acquired relating to the acquisition:

Property, plant and equipment	$8,901
Exploration and evaluation assets	320
Working capital	115
Asset retirement obligations	(173)
Net assets acquired	$9,163